Related-party Transactions (Details 9) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Rental and other expenses		$ 64,446	$ 113,451	$ 146,129
Associates [member]
Rental and other expenses	[1]	28,017	36,499	104,415
Others [member]
Rental and other expenses	[1]	35,040	55,131	40,546
Joint ventures [member]
Rental and other expenses		$ 1,389	$ 21,821	$ 1,168

[1]	In May 2015, the Company ceased having significant influence over Qisda, as such Qisda was no longer an associate. However, Qisda and its subsidiaries still remained as a related party and the related transaction amounts starting from June 2015 are included in the “Others” category.